5. Marketable securities (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Marketable securities		R$ 2,077,498	R$ 658,328
Current portion		(2,070,438)	(654,479)
Non-current portion		7,061	3,849
FUNCINE [member]
Disclosure of financial assets [line items]
Marketable securities	[1]	7,061	3,849
Fundo soberano [member]
Disclosure of financial assets [line items]
Marketable securities	[2]	5,220	7,329
FIC - Government bonds [member]
Disclosure of financial assets [line items]
Marketable securities	[3]	1,345,797	179,390
FIC - CDB [member]
Disclosure of financial assets [line items]
Marketable securities	[3],[4]	17,370	216,196
Financial bills [member]
Disclosure of financial assets [line items]
Marketable securities	[3],[5]	292,500	105,857
Other [member]
Disclosure of financial assets [line items]
Marketable securities	[3],[6]	R$ 409,551	R$ 145,707

[1]	On December 2017, the Company, with the aim of using tax deductibility benefit for income tax and social contribution purposes, started investing in the National Film Industry Financing Fund (FUNCINE). The average remuneration in 2020 is negative by 0.34% (9.18% on December 31, 2019). The position on December 31, 2020 in the amount of R$ 7,061 (R$ 3,849 million in 2019).
[2]	"Fundo Soberano" is composed only of federal government bonds. The average remuneration in 2020 is 87.71% (97.62% on December 31, 2019) of the variation of the Interbank Deposit Certificate (CDI).
[3]	In August 2017, the Company invested in open FIC's (Quota Investment Fund). Funds are mostly made up of government bonds and papers from top-tier financial institutions. The average remuneration in 2020 of Investment Fund in Quotas was 112.72% (99.67 on December 31, 2019) of the variation of the Interbank Deposit Certificate (CDI).
[4]	The CDB operations are issued by the banks with the commitment of stock buyback by the bank itself and with predetermined taxes.
[5]	The Financial bills is a fix income tittle emitted by financial institutions with the objective of a long-term fund raising
[6]	Is represented by: Debentures, FIDC, commercial notes, promissory notes, bank credit note.